Other financial instruments	12 Months Ended
Mar. 31, 2011
Other financial instruments

21. Other financial instruments:

Toyota has certain financial instruments, including financial assets and liabilities and off-balance sheet financial instruments which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major industrialized countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.

The estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments, are summarized as follows:

	Yen in millions
	March 31, 2010
	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥1,865,746	¥1,865,746
Time deposits	392,724	392,724
Total finance receivables, net	8,759,826	9,112,527
Other receivables	360,379	360,379
Short-term borrowings	(3,279,673)	(3,279,673)
Long-term debt including the current portion	(9,191,490)	(9,297,904)

	Yen in millions		U.S. dollars in millions
	March 31, 2011		March 31, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥2,080,709	¥2,080,709	$25,024	$25,024
Time deposits	203,874	203,874	2,452	2,452
Total finance receivables, net	8,680,882	8,971,523	104,400	107,896
Other receivables	306,201	306,201	3,682	3,682
Short-term borrowings	(3,179,009)	(3,179,009)	(38,232)	(38,232)
Long-term debt including the current portion	(9,200,130)	(9,274,881)	(110,645)	(111,544)

Cash and cash equivalents, time deposits and other receivables -

In the normal course of business, substantially all cash and cash equivalents, time deposits and other receivables are highly liquid and are carried at amounts which approximate fair value.

Finance receivables, net -

The carrying value of variable rate finance receivables was assumed to approximate fair value as they were repriced at prevailing market rates. The fair value of fixed rate finance receivables was estimated by discounting expected cash flows to present value using the rates at which new loans of similar credit quality and maturity would be made.

Short-term borrowings and long-term debt -

The fair values of short-term borrowings and total long-term debt including the current portion were estimated based on the discounted amounts of future cash flows using Toyota’s current incremental borrowing rates for similar liabilities.